Income taxes - Deferred tax assets and liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Line Items]
Deferred tax expense (income) recognised in profit or loss	€ 274	€ 210	€ 401
Net deferred tax assets	2,556	2,358
Intangible assets and goodwill [member]
Income taxes [Line Items]
Deferred tax liability (asset)	(679)	(630)	(587)
Deferred tax expense (income) recognised in profit or loss	61	63
Other changes in deferred tax assets and liabilities	(12)	(20)
Net deferred tax assets	826	783
Net deferred tax liabilities	147	152
Property, plant and equipment [member]
Income taxes [Line Items]
Deferred tax liability (asset)	88	2	(29)
Deferred tax expense (income) recognised in profit or loss	18	(33)
Other changes in deferred tax assets and liabilities	(103)	2
Net deferred tax assets	44	49
Net deferred tax liabilities	132	52
Inventories [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(360)	(464)	(372)
Deferred tax expense (income) recognised in profit or loss	(26)	75
Other changes in deferred tax assets and liabilities	(78)	17
Net deferred tax assets	363	473
Net deferred tax liabilities	2	8
Other assets [member]
Income taxes [Line Items]
Deferred tax liability (asset)	(184)	(44)	(68)
Deferred tax expense (income) recognised in profit or loss	20	(16)
Other changes in deferred tax assets and liabilities	120	(8)
Net deferred tax assets	233	98
Net deferred tax liabilities	48	55
Pensions and other employee benefits [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(193)	(153)	(180)
Deferred tax expense (income) recognised in profit or loss	69	6
Other changes in deferred tax assets and liabilities	(29)	(32)
Net deferred tax assets	204	175
Net deferred tax liabilities	11	22
Other liabilities [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(496)	(483)	(499)
Deferred tax expense (income) recognised in profit or loss	(56)	(34)
Other changes in deferred tax assets and liabilities	69	17
Net deferred tax assets	521	560
Net deferred tax liabilities	25	77
Deferred tax assets on taxLoss carryforwards [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(730)	(586)	(398)
Deferred tax expense (income) recognised in profit or loss	188	149
Other changes in deferred tax assets and liabilities	(44)	38
Net deferred tax assets	730	586
Set-off deffered tax positions [Member]
Income taxes [Line Items]
Net deferred tax assets	(294)	(275)
Net deferred tax liabilities	(294)	(275)
Net deferred tax assets [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(2,556)	(2,358)	€ (2,134)
Deferred tax expense (income) recognised in profit or loss	274	210
Other changes in deferred tax assets and liabilities	(77)	14
Net deferred tax assets	2,627	2,449
Net deferred tax liabilities	€ 71	€ 91